                                             OMB APPROVAL
                                             OMB Number: 3235-0570
                                             Expires: November 30, 2005
                                             Estimated average burden
                                             hours per response. . . . . . . 5.0

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08759

         Barr Rosenberg Variable Insurance Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         3435 Stelzer Road, Columbus, Ohio 43219-8006
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

         BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-8006
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (614) 470-8000

Date of fiscal year end: December 31, 2003

Date of reporting period: December 31, 2003

         Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2003

AXA ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

                                                                [ROSENBERG LOGO]

                                                                      QUESTIONS?

                                     CALL SHAREHOLDER SERVICES AT 1-866-4-LAUDUS
                                                    OR VISIT WWW.LAUDUSFUNDS.COM

The Fund was renamed Laudus Rosenberg VIT Value Long/Short Equity Fund as of January 30, 2004, it is a series of Barr Rosenberg Variable Insurance Trust, which is an open-end management investment company. The Fund's investment adviser as of December 31, 2003, was AXA Rosenberg Investment Management LLC.

TABLE OF CONTENTS

Portfolio Performance Review................................    1
Schedule of Portfolio Investments...........................    3
Schedule of Securities Sold Short...........................    9
Statement of Assets and Liabilities.........................   14
Statement of Operations.....................................   15
Statement of Changes in Net Assets..........................   16
Financial Highlights........................................   17
Notes to Financial Statements...............................   18
Report of Independent Auditors..............................   21
Trustee Information.........................................   22
Officers Information........................................   23

                        NOTICE ABOUT DUPLICATE MAILINGS

     In order to reduce expenses of the AXA Rosenberg Mutual Funds incurred in connection with the mailing of prospectus, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, AXA Rosenberg Mutual Funds may deliver one copy of a prospectus, prospectus supplements, semi-annual reports and annual reports to a single investor sharing a street address or post office box with other investors, provided that all such investor have the same last name or are believed to be members of the same family. This process, called "householding", will continue indefinitely unless you instruct us otherwise. If you share an address with another investor and wish to receive your own prospectus, prospectus supplements, semi-annual reports and annual reports, please call the Trust toll-free at 1-866-4-Laudus.

                 AXA ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

--------------------------------------------------------------------------------

PERFORMANCE -- AGGREGATE TOTAL RETURNS AS OF DECEMBER 31, 2003

                                                                            SINCE
                                                                 LAST     INCEPTION
                                                               6 MONTHS   (5/1/03)
                                                               --------   ---------
Class 2.....................................................    -1.33%      -3.60%
90-day T-bills..............................................     0.47%       0.64%

Past performance is not indicative of future results. Class 1 Shares were not issued during the period ended December 31, 2003.

     Since its inception date May 1, 2003, of VIT Long/Short Equity Fund, large cap US stocks1 gained almost 23%, and mid/small cap stocks gained over 39%2 with value squeaking past growth by a mere 19 basis points (0.19%). For most of 2003, market participants rewarded two key characteristics: stocks with high Betas3 and stocks with weak trailing performance. Over the eight-month period ending December 2003 these attributes were key determinants of stock/portfolio return. The earnings profile of companies (that is, earnings per dollar of cost) took a back seat to investors' growing desire to re-enter the equity market. As a result, there was rally after rally among stocks with questionable forward fundamentals. Among the big winners over the period were technology stocks, particularly those that had been the most beaten down over the previous 12 months. In the fourth quarter of 2003, we began to see signs that investors may have a renewed interest in stocks that appear likely to deliver strong forward earnings yields4. But, the environment over the inception-to-date period for the Fund was generally quite challenging.

     Far and away, the largest drag on return over the period was the Fund's positive, net exposure to Relative Strength5. That is, the Fund has a long bias toward stocks with stronger trailing performance. Like all "style" exposures, the Relative Strength exposure arises from our pursuit of strong earnings, specifically, stocks most likely to experience a positive near-term change in earnings. Over the long run, there is a strong historical relationship between stocks that exhibit this kind of price momentum and stocks that lead the market along the earnings growth dimension. In a very secondary way, losses were also associated with the Fund's slightly negative net Beta. Again, this characteristic is a byproduct of our stock selection methodology. All told, the Fund's "style" exposures cost the portfolio a little over 2%. Minor losses were also associated with the Fund's industry policy: gains from the net long positions on Construction & Homebuilding, and Insurance were not sufficient to offset losses caused by net short positions on Forest Products, Beer/Liquor/Tobacco, Publishing, and REITs. As a side note, the Fund was neutral in its technology positioning with small long positions on Mainframes & Minicomputers and Cellular & Wireless; small net short positions on IT Hardware and Information Services. The 'stock selection' return -- the return not attributable to "style" or industry risks" was positive for the period, thanks largely to the shift in environment described above in the fourth quarter.

     The minimum investment for Class 1 Shares is $1 million. The minimum investment for Class 2 Shares is $2,500.

     PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.LAUDUSFUNDS.COM.

     Investment in shares of the Fund is more volatile and risky than some other forms of investments. Since the Fund has both a long and a short portfolio, an investment in the Fund will involve risks associated with twice the number of investment decisions made for a typical stock fund. This type of fund typically has a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that under-perform the market, in various market climates, there is no assurance that the Manager will be successful.

     Since risk in the Fund relates specifically to the Manager's stock selection techniques and not to any systematic or economy-wide factors, the proper benchmark is an asset that also has the least exposure to systematic influences. 90-day T-bills are such an asset. An investment in 90-day T-bills is different from an investment in the Fund because T-bills are backed by the full faith and credit of the U.S. government. T-bills have a fixed rate of return, and investors do not bear the risk of losing their investment. The income received from T-bills is free from state income tax.

     Small capitalization funds typically carry additional risks, since smaller companies generally have experienced a greater degree of volatility than average.

     Total return includes change in share price and reinvestment of distributions. Total return set forth reflects the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without the waiver of fees, total return would have been lower.

     Portfolio holdings are subject to change and may not represent current or future holdings.

     Investors cannot invest directly in any index.

     As of December 31, 2003, Barr Rosenberg Funds Distributor, Inc distributes AXA Rosenberg Mutual Funds.

---------------

(1) S&P 500 Index. The Standard & Poor's 500 (S&P 500) Index is an unmanaged index measuring large-cap U.S. stock market performance, and includes a representative sample of leading companies in leading industries.

(2) Russell 2500 Index. The Russell 2500(R) Index measures the performance of the 2,500 smallest companies in the Russell 3000(R) Index, and represents approximately 17% of the total market capitalization of the Russell 3000(R) Index.

(3) Beta is the systematic risk coefficient that expresses the expected response of asset or portfolio excess return to excess return on a market portfolio, e.g. a beta of 1.5 implies that 1.5 times the excess return on the market can be expected.

(4) Future earnings of a stock or portfolio, denominated by the price paid to purchase that stock or portfolio.

(5) Relative Strength is the rate at which a stock falls relative to other stocks in a falling market or rises relative to other stocks in a rising market.

BARR ROSENBERG VARIABLE INSURANCE TRUST
AXA ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------

 SHARES                                         VALUE
---------                                     ----------
            COMMON STOCKS -- 98.3%
            AIRLINES -- 0.3%
    400     Air Methods Corp.*..............  $    3,592
    200     AirNet Systems, Inc.*...........         754
    600     Alaska Air Group, Inc.*.........      16,374
    500     MAIR Holdings, Inc.*............       3,640
                                              ----------
                                                  24,360
                                              ----------
            AUTOS -- 1.5%
    100     BorgWarner, Inc. ...............       8,507
    600     Lear Corp.*.....................      36,798
    300     R&B, Inc.*......................       4,650
  1,700     Textron, Inc. ..................      97,002
                                              ----------
                                                 146,957
                                              ----------
            BANKS -- 4.1%
    500     Advanta Corp., Class A..........       6,495
    500     American Home Mortgage
              Investment Corp. .............      11,255
    400     American Residential Investment
              Trust, Inc.*..................       2,860
    200     Berkshire Hills Bancorp,
              Inc. .........................       7,240
    300     BSB Bancorp, Inc. ..............      11,850
    300     Capital Crossing Bank*..........      14,202
     97     Citizens First Bancorp, Inc. ...       2,212
    300     Community West Bancshares*......       2,508
    200     Cowlitz Bancorp*................       2,250
    200     Crescent Banking Co. ...........       6,356
  1,600     Doral Financial Corp. ..........      51,648
    201     First Citizens BancShares, Inc.,
              Class A.......................      24,428
    300     First Mariner Bancorp*..........       5,619
    400     First Place Financial Corp. ....       7,812
    100     First SecurityFed Financial,
              Inc. .........................       3,034
    150     Flushing Financial Corp. .......       2,742
    200     FSF Financial Corp. ............       6,052
    200     GS Financial Corp. .............       3,888
     27     Hawthorne Financial Corp.*......         755
    200     Hemlock Federal Financial
              Corp. ........................       5,740
    100     HMN Financial, Inc. ............       2,429
    400     Independence Community Bank
              Corp. ........................      14,388
    300     Intervest Bancshares Corp.*.....       4,428
    200     Local Financial Corp.*..........       4,168
    200     Long Island Financial Corp. ....       5,800
    200     MAF Bancorp, Inc. ..............       8,380
    300     Matrix Bancorp, Inc.*...........       2,775
    100     Pelican Financial, Inc. ........       1,221
    100     Peoples BancTrust Co., Inc. ....       1,600
    560     PFF Bancorp, Inc. ..............      20,317
    300     Pocahontas Bancorp, Inc. .......       4,783
    200     PSB Bancorp, Inc.*..............       2,120
    800     R & G Financial Corp., Class
              B.............................      31,840
    900     Saxon Capital, Inc.*............      18,855
    900     Seacoast Financial Services
              Corp. ........................      24,669
    900     Washington Federal, Inc. .......      25,560
  1,200     Waypoint Financial Corp. .......      26,028
    400     Westcorp........................      14,620
                                              ----------
                                                 392,927
                                              ----------

 SHARES                                         VALUE
---------                                     ----------
            COMMON STOCKS (CONTINUED)
            BIOTECHNOLOGY -- 2.2%
  1,400     Curis, Inc.*....................  $    6,300
  1,800     Gen-Probe, Inc. ................      65,646
  1,100     Harvard Bioscience, Inc.*.......       9,790
  1,300     Invitrogen Corp.*...............      91,000
  1,700     Nabi Biopharmaceuticals,
              Inc.*.........................      21,607
  2,500     Savient Pharmaceuticals,
              Inc.*.........................      11,525
                                              ----------
                                                 205,868
                                              ----------
            BUILDING -- 3.6%
    100     Beazer Homes USA, Inc.*.........       9,766
    100     Centex Corp. ...................      10,765
    600     Coachmen Industries, Inc. ......      10,866
    200     Dominion Homes, Inc.*...........       6,066
  1,100     KB HOME.........................      79,772
    800     M.D.C. Holdings, Inc. ..........      51,600
    200     Orleans Homebuilders, Inc.*.....       5,666
    800     Perini Corp.*...................       7,320
    800     Pulte Homes, Inc. ..............      74,896
    200     Ryland Group, Inc. .............      17,728
    200     Technical Olympic USA, Inc.*....       5,506
  1,500     Toll Brothers, Inc.*............      59,640
                                              ----------
                                                 339,591
                                              ----------
            CELLULAR -- 0.7%
  1,100     Telephone and Data Systems,
              Inc. .........................      68,805
                                              ----------
            CHEMICALS -- 2.6%
    300     American Pacific Corp.*.........       2,880
    200     Arch Chemicals, Inc. ...........       5,132
  1,700     Cytec Industries, Inc.*.........      65,263
    700     Esterline Technologies Corp.*...      18,669
    300     Great Lakes Chemical Corp. .....       8,157
    200     Kronos Worldwide, Inc. .........       4,440
    900     Landec Corp. ...................       5,949
    400     LESCO, Inc.*....................       5,196
    700     Minerals Technologies, Inc. ....      41,475
    400     NL Industries, Inc. ............       4,680
    400     Octel Corp. ....................       7,876
  2,100     Sherwin-Williams Co. ...........      72,954
    300     Stepan Co. .....................       7,695
    200     TOR Minerals International,
              Inc. .........................       1,044
                                              ----------
                                                 251,410
                                              ----------
            COMPUTER -- 0.1%
    300     Omnicell, Inc.*.................       4,860
                                              ----------
            CONSTRUCTION MATERIALS -- 1.5%
    300     Ceradyne, Inc.*.................      10,218
    200     Devcon International Corp.*.....       1,400
    200     Florida Rock Industries,
              Inc. .........................      10,970
  1,600     Martin Marietta Materials,
              Inc. .........................      75,152
  1,500     MDU Resources Group, Inc. ......      35,715
  1,000     U.S. Concrete, Inc.*............       6,450
    300     United States Lime & Minerals,
              Inc. .........................       2,025
                                              ----------
                                                 141,930
                                              ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE TRUST
AXA ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- DECEMBER 31, 2003
--------------------------------------------------------------------------------

 SHARES                                         VALUE
---------                                     ----------
            COMMON STOCKS (CONTINUED)
            DEFENSE -- 1.3%
    900     Armor Holdings, Inc.* ..........  $   23,679
  1,700     Garmin, Ltd.*...................      92,616
    200     Lowrance Electronics, Inc.*.....       4,093
                                              ----------
                                                 120,388
                                              ----------
            DRUGS -- 4.2%
  1,700     Alpharma, Inc., Class A.........      34,170
  1,000     Barr Pharmaceuticals, Inc.*.....      76,950
    400     Eon Labs, Inc. .................      20,380
    300     First Horizon Pharmaceutical
              Corp. ........................       3,360
    300     Genencor International, Inc.*...       4,725
    500     Inverness Medical Innovations,
              Inc.*.........................      10,890
  1,800     NBTY, Inc.*.....................      48,348
    500     Nutraceutical International
              Corp.*........................       5,510
    900     Serologicals Corp.*.............      16,740
  3,200     Valeant Pharmaceuticals
              International.................      80,480
  2,200     Watson Pharmaceuticals, Inc.*...     101,200
    200     Weider Nutrition International,
              Inc. .........................         890
                                              ----------
                                                 403,643
                                              ----------
            DURABLES -- 0.7%
    200     Boston Acoustics, Inc. .........       2,202
    400     Harman International Industries,
              Inc. .........................      29,592
    700     Thor Industries, Inc. ..........      39,354
                                              ----------
                                                  71,148
                                              ----------
            ELECTRIC UTILITIES -- 2.0%
    500     Central Vermont Public Service
              Corp. ........................      11,750
  1,200     Constellation Energy Group......      46,992
    800     Great Plains Energy, Inc. ......      25,456
  1,400     Pinnacle West Capital Corp. ....      56,028
  1,700     PNM Resources, Inc. ............      47,770
    200     Xcel Energy, Inc. ..............       3,396
                                              ----------
                                                 191,392
                                              ----------
            FINANCIAL INVESTMENTS -- 1.1%
    400     ePlus, Inc.*....................       4,932
    400     Fog Cutter Capital Group,
              Inc. .........................       2,092
    600     LNR Property Corp. .............      29,706
  1,100     Rent-A-Center, Inc.*............      32,868
  1,800     United Rentals, Inc.*...........      34,668
    400     Willis Lease Finance Corp.*.....       2,940
                                              ----------
                                                 107,206
                                              ----------
            FOOD -- 1.6%
    500     Cal-Maine Foods, Inc. ..........      18,355
    100     Campbell Soup Co. ..............       2,680
  1,300     Chiquita Brands International,
              Inc.*.........................      29,289
    696     Hain Celestial Group, Inc.*.....      16,154
    300     Hansen Natural Corp.*...........       2,526
    100     J & J Snack Foods Corp.*........       3,776
    300     John B. Sanfilippo & Son,
              Inc.*.........................      15,312
  1,000     Lance, Inc. ....................      15,030
    200     National Beverage Corp.*........       3,260
  1,000     Omega Protein Corp.*............       7,720
    500     Ralcorp Holdings, Inc.*.........      15,680
    300     Sanderson Farms, Inc. ..........      12,090

 SHARES                                         VALUE
---------                                     ----------
            COMMON STOCKS (CONTINUED)
            FOOD (CONTINUED)
    300     Seneca Foods Corp., Class B*....  $    6,600
    300     The Andersons, Inc. ............       4,790
                                              ----------
                                                 153,262
                                              ----------
            HEALTH -- 3.4%
    300     Allied Healthcare International,
              Inc.*.........................       1,872
    400     Amedisys, Inc. .................       6,000
    500     Beverly Enterprises, Inc.*......       4,295
  1,600     Coventry Health Care, Inc.*.....     103,184
  4,000     Humana, Inc.*...................      91,400
    200     Kindred Healthcare, Inc.*.......      10,396
    400     LCA-Vision, Inc. ...............       8,468
    500     Oxford Health Plans, Inc. ......      21,750
    453     PacifiCare Health Systems,
              Inc.*.........................      30,623
  1,000     Select Medical Corp.*...........      16,280
    800     VCA Antech, Inc.*...............      24,784
                                              ----------
                                                 319,052
                                              ----------
            HOUSEHOLD -- 2.7%
    300     A.T. Cross Co., Class A*........       2,001
    200     American Locker Group, Inc.*....       2,232
    300     Atlantis Plastics, Inc., Class
              A*............................       3,630
    400     Bassett Furniture Industries,
              Inc. .........................       6,600
  2,400     Callaway Golf Co. ..............      40,440
    300     Central Garden & Pet Co.*.......       8,409
    300     Chromcraft Revington, Inc.*.....       3,402
    300     Communications Systems, Inc. ...       2,403
    500     EXX, Inc., Class A*.............       1,975
    300     Flexsteel Industries, Inc. .....       6,750
    400     Global-Tech Appliances, Inc.*...       3,476
    300     Gundle/SLT Environmental,
              Inc.*.........................       6,228
    400     Helen of Troy, Ltd.*............       9,260
  1,300     Hillenbrand Industries, Inc. ...      80,678
    200     Juno Lighting, Inc.*............       4,500
    300     Movado Group, Inc. .............       8,469
    200     Patrick Industries, Inc. .......       1,652
    600     RC2 Corp. ......................      12,450
    300     Vermont Teddy Bear Co., Inc. ...       1,275
    500     West Pharmaceutical Services,
              Inc. .........................      16,950
  1,400     Yankee Candle Co., Inc.*........      38,262
                                              ----------
                                                 261,042
                                              ----------
            INSTRUMENTS -- 4.0%
    600     ALARIS Medical Systems, Inc.*...       9,126
  1,700     Align Technology, Inc.*.........      28,084
    200     American Shared Hospital
              Services......................       1,200
    200     Atrion Corp.*...................       8,850
  1,700     Bausch & Lomb, Inc. ............      88,230
    200     Bio-Logic Systems Corp.*........       1,174
  1,000     Checkpoint Systems, Inc.*.......      18,910
    400     Compex Technologies, Inc.*......       3,344
  1,100     CONMED Corp.*...................      26,180
    100     Cooper Companies, Inc. .........       4,713
    300     DJ Orthopedics, Inc.*...........       8,040
    200     Escalon Medical Corp. ..........       1,340
    900     Invacare Corp. .................      36,333
    300     Isco, Inc. .....................       2,775
    200     Mesa Laboratories, Inc.*........       1,992

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE TRUST
AXA ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- DECEMBER 31, 2003
--------------------------------------------------------------------------------

 SHARES                                         VALUE
---------                                     ----------
            COMMON STOCKS (CONTINUED)
            INSTRUMENTS (CONTINUED)
    400     Ocular Sciences, Inc.*..........  $   11,484
    400     Perceptron, Inc.*...............       3,040
  2,200     PerkinElmer, Inc. ..............      37,554
  1,100     Quidel Corp.*...................      11,902
    900     Sola International, Inc.*.......      16,920
    800     Sonic Innovations, Inc. ........       5,160
    200     Span-America Medical Systems,
              Inc...........................       2,500
    100     Thermo Electron Corp.*..........       2,520
  1,200     Trimble Navigation, Ltd.*.......      44,688
                                              ----------
                                                 376,059
                                              ----------
            INSURANCE -- 6.0%
  1,200     American Financial Group,
              Inc. .........................      31,752
    300     American Medical Security Group,
              Inc.*.........................       6,726
  1,600     AmerUs Group Co. ...............      55,952
  4,000     Aon Corp. ......................      95,760
    900     Commerce Group, Inc. ...........      35,550
    600     Everest Re Group, Ltd. .........      50,760
    300     Great American Financial
              Resources, Inc. ..............       4,866
    900     HCC Insurance Holdings, Inc. ...      28,620
  1,500     Max Re Capital, Ltd. ...........      33,660
    600     Ohio Casualty Corp.*............      10,416
    300     PXRE Group, Ltd. ...............       7,071
  1,400     Radian Group, Inc. .............      68,250
    200     Reinsurance Group of America,
              Inc. .........................       7,730
  1,700     SAFECO Corp. ...................      66,181
  1,100     Selective Insurance Group,
              Inc. .........................      35,596
    400     Trover Solutions, Inc.*.........       2,652
    400     United Fire & Casualty Co. .....      16,144
  1,100     UnumProvident Corp. ............      17,347
                                              ----------
                                                 575,033
                                              ----------
            IT HARDWARE -- 5.0%
    100     3Com Corp.*.....................         817
  6,300     Avaya, Inc.*....................      81,522
    200     Avocent Corp.*..................       7,304
    450     Comtech Telecommunications
              Corp.*........................      12,992
  1,200     CTS Corp. ......................      13,800
    800     Digi International, Inc.*.......       7,680
  2,900     Fairchild Semiconductor
              International, Inc.*..........      72,413
  1,500     International Rectifier
              Corp.*........................      74,115
  2,000     Marvell Technology Group,
              Ltd.*.........................      75,860
    200     Merrimac Industries, Inc.*......       1,358
    200     Mindspeed Technologies, Inc. ...       1,370
    700     National Semiconductor Corp.*...      27,587
    250     Orbit International Corp.*......       1,875
    600     Peak International, Ltd.*.......       3,360
    300     RF Monolithics, Inc. ...........       2,949
    100     Standard Microsystems Corp.*....       2,530
    300     Sypris Solutions, Inc. .........       5,043
    300     Video Display Corp.*............       3,675
  3,600     Vishay Intertechnology, Inc.*...      82,440
                                              ----------
                                                 478,690
                                              ----------

 SHARES                                         VALUE
---------                                     ----------
            COMMON STOCKS (CONTINUED)
            LIQUOR & TOBACCO -- 0.4%
    900     Robert Mondavi Corp., Class
              A*............................  $   34,956
                                              ----------
            MACHINERY -- 3.4%
    300     American Standard Cos., Inc.*...      30,210
  2,700     Brunswick Corp. ................      85,941
  1,300     Calgon Carbon Corp.*............       8,073
    400     Circor International, Inc. .....       9,640
    500     CompX International, Inc. ......       3,200
    300     Drew Industries, Inc.*..........       8,340
    200     Eastern Co. ....................       3,128
    400     Evans & Sutherland Computer
              Corp.*........................       1,800
    125     Federal Screw Works.............       4,719
    900     Gerber Scientific, Inc.*........       7,164
    300     Key Technology, Inc.*...........       4,362
    200     Lennox International, Inc. .....       3,340
    400     Met-Pro Corp. ..................       6,460
    400     Middleby Corp.*.................      16,188
    200     P & F Industries, Inc.*.........       1,720
    200     Paul Mueller Co. ...............       7,942
    200     Q.E.P. Co., Inc.*...............       2,280
    200     Rayovac Corp.*..................       4,190
    800     Regal-Beloit Corp. .............      17,600
    500     Robbins & Myers, Inc. ..........       9,495
    300     SL Industries, Inc.*............       2,406
    900     Toro Co. .......................      41,760
    200     Twin Disc, Inc. ................       3,806
    200     Water Pik Technologies, Inc.*...       2,454
  1,000     York International Corp. .......      36,800
                                              ----------
                                                 323,018
                                              ----------
            MEDIA -- 1.2%
  2,300     American Greetings Corp., Class
              A*............................      50,301
    300     Bowne & Co., Inc. ..............       4,068
    400     Consolidated Graphics, Inc.*....      12,632
    600     Media General, Inc., Class A....      39,060
    400     Point.360.......................       1,792
    300     Thomas Nelson, Inc.*............       5,799
    200     World Wrestling Entertainment,
              Inc.*.........................       2,620
                                              ----------
                                                 116,272
                                              ----------
            METALS -- 1.6%
    200     Brush Engineered Materials,
              Inc.*.........................       3,062
    700     Commonwealth Industries,
              Inc. .........................       7,028
  1,700     Freeport-McMoRan Copper & Gold,
              Class B.......................      71,621
  1,300     General Cable Corp.*............      10,595
    400     Gibraltar Steel Corp. ..........      10,060
    100     Harsco Corp. ...................       4,382
    400     L.B. Foster Co., Class A*.......       2,600
    400     Olympic Steel, Inc.*............       3,285
    300     Precision Castparts Corp. ......      13,623
    300     Quanex Corp. ...................      13,830
    900     Ryerson Tull, Inc. .............      10,305
                                              ----------
                                                 150,391
                                              ----------
            MISCELLANEOUS FINANCIAL -- 0.6%
    800     Affiliated Managers Group,
              Inc.*.........................      55,672
                                              ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE TRUST
AXA ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- DECEMBER 31, 2003
--------------------------------------------------------------------------------

 SHARES                                         VALUE
---------                                     ----------
            COMMON STOCKS (CONTINUED)
            OFFICE MACHINERY -- 1.2%
    300     Interphase Corp.*...............  $    3,885
  6,300     Maxtor Corp.*...................      69,930
  1,100     NCR Corp.*......................      42,680
    200     PAR Technology Corp.*...........       1,598
                                              ----------
                                                 118,093
                                              ----------
            OIL -- 2.1%
    800     Brigham Exploration Co.*........       6,423
  6,000     Chesapeake Energy Corp. ........      81,480
    400     Clayton Williams Energy,
              Inc.*.........................      11,628
  1,100     Comstock Resources, Inc.*.......      21,230
    400     Edge Petroleum Corp.*...........       4,048
    900     Energy Partners, Ltd.*..........      12,510
    400     Houston Exploration Co.*........      14,608
  1,500     KCS Energy, Inc.*...............      15,825
    300     Range Resources Corp.*..........       2,835
  1,400     Southwestern Energy Co. ........      33,460
                                              ----------
                                                 204,047
                                              ----------
            OIL DISTRIBUTION -- 2.0%
  1,800     Ashland, Inc. ..................      79,308
  2,000     Sunoco, Inc. ...................     102,300
    700     TransMontaigne, Inc.*...........       4,515
                                              ----------
                                                 186,123
                                              ----------
            OIL SERVICES -- 0.4%
    300     Lufkin Industries, Inc. ........       8,637
    300     Oil States International,
              Inc.*.........................       4,182
    300     Resource America, Inc., Class
              A.............................       4,500
    750     TETRA Technologies, Inc.*.......      18,180
    200     Torch Offshore, Inc.*...........       1,054
                                              ----------
                                                  36,553
                                              ----------
            OTHER UTILITIES -- 0.6%
    300     Duratek, Inc.*..................       3,912
  1,400     National Fuel Gas Co. ..........      34,216
    200     RGC Resources, Inc. ............       4,570
    300     South Jersey Industries,
              Inc. .........................      12,150
    500     Waste Industries USA, Inc.*.....       5,750
                                              ----------
                                                  60,598
                                              ----------
            PAPER -- 1.6%
  1,400     Boise Cascade Corp. ............      46,004
    500     Chesapeake Corp. ...............      13,240
    200     DSG International, Ltd. ........       1,500
  2,800     Louisiana-Pacific Corp.*........      50,064
    600     Lydall, Inc.*...................       6,114
    600     Schweitzer-Mauduit
              International, Inc. ..........      17,868
    412     Universal Forest Products,
              Inc. .........................      13,258
                                              ----------
                                                 148,048
                                              ----------
            REAL ESTATE DEVELOPMENT -- 0.8%
    300     Avatar Holdings, Inc.*..........      11,082
  1,000     Bluegreen Corp.*................       6,240
    900     Capital Title Group, Inc. ......       3,879
    200     ILX Resorts, Inc. ..............       1,414
    200     J.W. Mays, Inc.*................       2,682
  3,300     Trizec Properties, Inc. ........      50,820
                                              ----------
                                                  76,117
                                              ----------

 SHARES                                         VALUE
---------                                     ----------
            COMMON STOCKS (CONTINUED)
            REAL ESTATE INVESTMENT TRUSTS --
              4.1%
    300     Agree Realty Corp. .............  $    8,484
    900     CBL & Associates Properties,
              Inc. .........................      50,850
  1,600     Cousins Properties, Inc. .......      48,960
  5,000     HRPT Properties Trust...........      50,450
  1,600     iStar Financial, Inc. ..........      62,240
    600     Keystone Property Trust.........      13,254
    500     LaSalle Hotel Properties........       9,275
    600     LTC Properties, Inc. ...........       8,844
    200     Middleton Doll Co. .............         742
    500     Mission West Properties,
              Inc. .........................       6,475
    400     Novastar Financial, Inc. .......      17,184
    200     Parkway Properties, Inc. .......       8,320
    700     Pennsylvania Real Estate
              Investment Trust..............      25,410
    200     PMC Commercial Trust............       3,046
  1,600     The Macerich Co. ...............      71,200
    700     Winston Hotels, Inc. ...........       7,140
                                              ----------
                                                 391,874
                                              ----------
            RETAIL -- 7.4%
    700     1-800-FLOWERS.COM, Inc., Class
              A*............................       7,742
    600     AnnTaylor Stores Corp.*.........      23,400
  3,900     Big Lots, Inc.*.................      55,419
    600     Books-A-Million, Inc.*..........       3,876
  2,800     Borders Group, Inc.*............      61,376
    450     Brookstone, Inc.*...............       9,590
    700     Burlington Coat Factory
              Warehouse Corp. ..............      14,812
  1,100     Cash America International,
              Inc. .........................      23,298
    200     Chico's FAS, Inc.*..............       7,390
    500     Chronimed, Inc.*................       4,240
    500     EZCORP, Inc.*...................       4,250
    700     Finish Line, Inc., Class A*.....      20,979
    300     Finlay Enterprises, Inc.*.......       4,239
  3,700     Foot Locker, Inc. ..............      86,764
    300     Fresh Brands, Inc. .............       3,300
    800     Goody's Family Clothing,
              Inc.*.........................       7,488
    500     Hastings Entertainment, Inc.*...       2,115
    400     Haverty Furniture Cos., Inc. ...       7,944
  1,300     Insight Enterprises, Inc.*......      24,440
    900     InterTAN, Inc.*.................       9,108
    900     J.C. Penney Co., Inc. ..........      23,652
  1,200     Linens 'n Things, Inc.*.........      36,096
    500     Lithia Motors, Inc., Class A....      12,605
  1,000     Longs Drug Stores Corp. ........      24,740
  1,000     O'Reilly Automotive, Inc.*......      38,360
    800     RadioShack Corp. ...............      24,544
    300     REX Stores Corp.*...............       4,248
  1,200     Ruddick Corp. ..................      21,480
    200     Rush Enterprises, Inc., Class
              B*............................       2,020
    200     S&K Famous Brands, Inc.*........       3,450
    700     School Specialty, Inc. .........      23,807
    300     Sharper Image Corp.*............       9,795
  1,000     ShopKo Stores, Inc.*............      15,250
    300     Sport Chalet, Inc.*.............       2,940
    400     Systemax, Inc.*.................       2,664
    600     The Bon-Ton Stores, Inc. .......       6,660

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE TRUST
AXA ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- DECEMBER 31, 2003
--------------------------------------------------------------------------------

 SHARES                                         VALUE
---------                                     ----------
            COMMON STOCKS (CONTINUED)
            RETAIL (CONTINUED)
    500     Trans World Entertainment
              Corp.*........................  $    3,560
  1,000     Zale Corp.*.....................      53,200
                                              ----------
                                                 690,841
                                              ----------
            SERVICES -- 3.9%
    200     Almost Family, Inc.*............       1,790
     48     Ambassadors Groups, Inc.*.......       1,128
    100     American Dental Partners,
              Inc. .........................       1,135
    400     Angelica Corp. .................       8,800
    600     Capital Senior Living Corp.*....       3,528
    500     CDI Corp.*......................      16,375
  1,000     Discovery Partners
              International*................       6,150
    321     Healthcare Services Group,
              Inc.*.........................       6,192
    200     Heidrick & Struggles
              International, Inc.*..........       4,360
    400     IMCO Recycling, Inc.*...........       3,956
    200     Imperial Parking Corp.*.........       4,850
    600     ITT Educational Services,
              Inc.*.........................      28,182
    400     Metal Management, Inc.*.........      14,772
  1,100     Modem Media, Inc.*..............       8,987
    400     Monro Muffler Brake, Inc.*......       8,004
  3,800     MPS Group, Inc.*................      35,530
  1,600     Navigant Consulting, Inc. ......      30,176
    200     Navigant International, Inc.*...       2,770
    548     NCO Group, Inc.*................      12,478
    300     Opinion Research Corp.*.........       1,917
    800     PARXEL International Corp.*.....      13,008
    500     RCM Technologies, Inc.*.........       3,685
    700     Regis Corp. ....................      27,664
    400     Schnitzer Steel Industries,
              Inc., Class A.................      24,200
    800     Steiner Leisure, Ltd.*..........      11,440
  1,200     Sylvan Learning Systems,
              Inc.*.........................      34,548
  1,700     The Brinks Co. .................      38,437
    100     US Oncology, Inc.*..............       1,076
    600     West Corp.*.....................      13,938
                                              ----------
                                                 369,076
                                              ----------
            SOAPS & COSMETICS -- 0.4%
    210     Del Laboratories, Inc.*.........       5,250
    600     Estee Lauder Cos., Inc., Class
              A.............................      23,556
    200     Inter Parfums, Inc. ............       4,518
    400     Katy Industries, Inc.*..........       2,284
                                              ----------
                                                  35,608
                                              ----------
            SOFTWARE -- 4.8%
    900     American Software, Inc., Class
              A*............................       6,443
  2,100     Ascential Software Corp.*.......      54,453
  2,000     CIBER, Inc.*....................      17,320
    200     Computer Task Group, Inc. ......         778
    900     Covansys Corp.*.................       9,900
    400     eFunds Corp.*...................       6,940
  1,700     Epicor Software Corp.*..........      21,692
  1,050     eResearch Technology, Inc.*.....      26,691
  2,500     First American Corp. ...........      74,425
  1,400     GTECH Holdings Corp.*...........      69,286
  1,600     Hyperion Solutions Corp.*.......      48,224
  1,300     Lightbridge, Inc.*..............      11,830

 SHARES                                         VALUE
---------                                     ----------
            COMMON STOCKS (CONTINUED)
            SOFTWARE (CONTINUED)
    300     Manatron, Inc.*.................  $    2,382
    200     NWH, Inc.*......................       4,104
  1,000     Pegasus Solutions, Inc.*........      10,470
    700     PLATO Learning, Inc. ...........       7,385
    500     QAD, Inc.*......................       6,130
    700     Radica Games, Ltd.*.............       5,178
    400     Source Interlink Cos., Inc.*....       4,248
    500     SPSS, Inc.*.....................       8,940
  2,800     Sybase, Inc.*...................      57,624
    600     Sykes Enterprises, Inc.*........       5,136
                                              ----------
                                                 459,579
                                              ----------
            TELEPHONE -- 0.3%
    100     Atlantic Tele-Network, Inc. ....       2,805
  1,400     Earthlink, Inc.*................      14,000
    200     Hector Communications Corp.*....       2,804
    300     MarketWatch.com, Inc.*..........       2,583
    500     New Frontier Media, Inc.*.......       4,625
                                              ----------
                                                  26,817
                                              ----------
            TEXTILES -- 3.0%
    500     Ashworth, Inc.*.................       4,035
    500     Cutter & Buck, Inc. ............       4,690
    400     Deckers Outdoor Corp.*..........       8,200
    300     Haggar Corp. ...................       5,853
  1,300     Hartmarx Corp. .................       5,421
    200     K-Swiss, Inc., Class A..........       4,812
    900     Kellwood Co. ...................      36,900
  2,000     Liz Claiborne, Inc. ............      70,920
    800     Phillips-Van Heusen Corp. ......      14,192
    400     Phoenix Footwear Group, Inc.*...       2,996
    700     Quaker Fabric Corp. ............       6,650
  1,000     Russell Corp. ..................      17,560
    300     Saucony, Inc., Class A..........       4,890
    600     Stride Rite Corp. ..............       6,828
  3,500     Tommy Hilfiger Corp.*...........      51,835
    700     Vans, Inc.*.....................       7,987
  1,600     Wolverine World Wide, Inc. .....      32,608
                                              ----------
                                                 286,377
                                              ----------
            TRANSPORTATION -- 3.5%
  1,800     Alexander & Baldwin, Inc. ......      60,642
    300     Covenant Transport, Inc., Class
              A*............................       5,703
  2,400     Frontline, Ltd. ................      61,128
    200     General Maritime Corp.*.........       3,520
    100     Hub Group, Inc., Class A*.......       2,154
    900     Overseas Shipholding Group,
              Inc. .........................      30,645
    200     Providence & Worcester Railroad
              Co. ..........................       1,778
  2,300     Ryder Systems, Inc. ............      78,545
    800     Sea Containers, Ltd., Class A...      14,600
  1,200     Teekay Shipping Corp. ..........      68,436
    300     U.S. Xpress Enterprises, Inc.,
              Class A*......................       3,675
    400     USA Truck, Inc.*................       3,956
                                              ----------
                                                 334,782
                                              ----------
            TRAVEL & ENTERTAINMENT -- 4.8%
  1,600     Applebee's International,
              Inc. .........................      62,832
    900     Aztar Corp.*....................      20,250

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE TRUST
AXA ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- DECEMBER 31, 2003
--------------------------------------------------------------------------------

 SHARES                                         VALUE
---------                                     ----------
            COMMON STOCKS (CONTINUED)
            TRAVEL & ENTERTAINMENT
              (CONTINUED)
  2,500     Blockbuster, Inc., Class A......  $   44,875
  1,200     Bob Evans Farms, Inc. ..........      38,952
  1,100     Boca Resorts, Inc., Class A.....      16,456
  1,400     CBRL Group, Inc. ...............      53,564
    500     Checkers Drive-In Restaurants,
              Inc.*.........................       5,205
    500     Dave & Buster's, Inc.*..........       6,340
    500     Famous Dave's of America,
              Inc.*.........................       2,355
    300     Frisch's Restaurants, Inc. .....       8,640
    100     Kerzner International, Ltd.*....       3,896
    800     Landry's Restaurants, Inc. .....      20,576
  1,200     Mandalay Resort Group...........      53,664
    800     Marcus Corp. ...................      13,120
    200     Max & Erma's Restaurants,
              Inc.*.........................       3,650
    700     Movie Gallery, Inc.*............      13,076
    300     Nathan's Famous, Inc.*..........       1,542
  1,500     Prime Hospitality Corp.*........      15,300
  2,100     Ruby Tuesday, Inc. .............      59,829
    600     Ryan's Family Steak Houses,
              Inc.*.........................       9,084
    200     Sands Regent....................       1,200
    400     Smith & Wollensky Restaurant
              Group, Inc.*..................       2,536
                                              ----------
                                                 456,942
                                              ----------
            WHOLESALE -- 1.6%
    300     Applied Industrial Technologies,
              Inc. .........................       7,158
  1,100     Aviall, Inc.*...................      17,061
    800     CompuCom Systems, Inc.*.........       4,192
    600     Enesco Group, Inc.*.............       6,192
    300     GTSI Corp.*.....................       4,155
    600     Huffy Corp.*....................       3,150
    400     Industrial Distribution Group,
              Inc. .........................       2,224
  2,300     Omnicare, Inc. .................      92,897
    300     Richardson Electronics, Ltd. ...       3,687
    600     The Aristotle Corp.*............       3,120
    600     WESCO International, Inc. ......       5,310
                                              ----------
                                                 149,146
                                              ----------
            TOTAL COMMON STOCKS.............   9,344,553
                                              ----------

PRINCIPAL                                       VALUE
---------                                     ----------
            REPURCHASE AGREEMENTS -- 0.0%
 $2,179     Bear Stearns dated 12/31/03, due
              01/02/04 at 0.85% with a
              maturity value of $2,179
              (Fully collateralized by a
              Fannie Mae)...................  $    2,179
                                              ----------
            TOTAL REPURCHASE AGREEMENTS.....       2,179
                                              ----------
            TOTAL INVESTMENTS (COST
              $7,580,581) (b) -- 98.3%......   9,346,732
            OTHER ASSETS IN EXCESS OF
              LIABILITIES -- 1.7%...........     161,639
                                              ----------
            NET ASSETS -- 100.0%............  $9,508,371
                                              ==========

---------------

*  Non-income producing security.

(a) All long positions are pledged as collateral for securities sold short.

(b) Represents costs for financial reporting purposes, which is substantially the same as federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation...............  $1,814,669
    Unrealized depreciation...............     (48,518)
                                            ----------
    Net unrealized appreciation...........  $1,766,151
                                            ==========

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE TRUST
AXA ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT -- DECEMBER 31, 2003
--------------------------------------------------------------------------------

 SHARES                                         VALUE
---------                                     ----------
            COMMON STOCKS -- 97.5%
            AIRLINES -- 0.3%
  1,200     JetBlue Airways Corp.*..........  $   31,824
                                              ----------
            AUTOS -- 0.6%
    600     Aftermarket Technology Corp.*...       8,232
    300     Delphi Corp. ...................       3,063
  1,000     Superior Industries
              International, Inc.*..........      43,520
                                              ----------
                                                  54,815
                                              ----------
            BANKS -- 5.0%
  5,600     AmeriCredit Corp.*..............      89,208
    400     Banc Corp. .....................       3,400
  1,800     Investors Financial Services
              Corp. ........................      69,138
  1,600     Leucadia National Corp. ........      73,760
  1,800     NetBank, Inc. ..................      24,030
  2,400     Old National Bancorp............      54,840
    699     People's Bank...................      22,787
  1,000     Southwest Bancorp of Texas,
              Inc.*.........................      38,850
    200     Student Loan Corp. .............      29,200
  2,500     Valley National Bancorp.........      73,000
                                              ----------
                                                 478,213
                                              ----------
            BIOTECHNOLOGY -- 3.1%
    600     ABIOMED, Inc. ..................       4,146
    600     Alexion Pharmaceuticals,
              Inc.*.........................      10,212
    800     Avigen, Inc.*...................       4,704
    600     Biomarin Pharmaceutical,
              Inc.*.........................       4,661
  1,300     Cell Genesys, Inc.*.............      16,822
  1,800     Human Genome Sciences, Inc.*....      23,850
  1,100     ICOS Corp. .....................      45,408
    700     Kosan Biosciences, Inc.*........       6,902
    400     Lexicon Genetics, Inc. .........       2,356
  1,000     Myriad Genetics, Inc.*..........      12,860
    500     Neurocrine Biosciences, Inc.*...      27,270
  1,000     Novavax, Inc.*..................       6,000
  1,700     PRAECIS Pharmaceuticals,
              Inc. .........................      10,948
    300     Progenics Pharmaceuticals,
              Inc.*.........................       5,658
  1,000     Repligen Corp.*.................       4,370
  1,600     Techne Corp.*...................      60,448
  2,200     Telik, Inc.*....................      50,622
                                              ----------
                                                 297,237
                                              ----------
            BUILDING -- 0.5%
  1,900     Champion Enterprises, Inc.*.....      13,300
    600     EMCOR Group, Inc*...............      26,340
    600     WCI Communities, Inc.*..........      12,366
                                              ----------
                                                  52,006
                                              ----------
            CELLULAR -- 0.0%
    500     Triton PCS Holdings, Inc., Class
              A.............................       2,790
                                              ----------
            CHEMICALS -- 3.1%
    500     BioSphere Medical, Inc.*........       1,995
  3,500     IMC Global, Inc. ...............      34,755
  2,000     International Flavors &
              Fragrances, Inc. .............      69,840
  3,900     Lyondell Chemical Co. ..........      66,105
  2,200     Millennium Chemicals, Inc. .....      27,896
    400     North American Scientific,
              Inc.*.........................       4,200
  1,600     PolyOne Corp. ..................      10,224

 SHARES                                         VALUE
---------                                     ----------
            COMMON STOCKS (CONTINUED)
            CHEMICALS (CONTINUED)
  1,000     Valhi, Inc. ....................  $   14,960
  1,300     Valspar Corp. ..................      64,246
                                              ----------
                                                 294,221
                                              ----------
            COMPUTER -- 0.1%
  1,400     Gateway, Inc.*..................       6,440
                                              ----------
            CONSTRUCTION MATERIALS -- 0.1%
    600     Nanophase Technologies Corp.*...       4,854
                                              ----------
            DEFENSE -- 1.1%
  1,200     Alliant Techsystems, Inc.*......      69,312
    700     DRS Technologies, Inc.*.........      19,446
  1,100     GenCorp, Inc. ..................      11,847
    200     I D Systems, Inc.*..............       1,370
    400     United Industrial Corp. ........       7,220
                                              ----------
                                                 109,195
                                              ----------
            DRUGS -- 6.0%
  1,100     Adolor Corp.*...................      22,022
  2,400     Alkermes, Inc.*.................      32,400
  1,200     AtheroGenics, Inc.*.............      17,940
    800     Atrix Laboratories, Inc.*.......      19,232
    400     Bone Care International,
              Inc.*.........................       5,096
  1,400     Cephalon, Inc.*.................      67,774
    500     Cerus Corp.*....................       2,270
  1,500     Cubist Pharmaceuticals, Inc.*...      18,240
  1,000     CV Therapeutics, Inc.*..........      14,660
  1,100     DepoMed, Inc.*..................       7,799
  1,400     Discovery Laboratories, Inc.*...      14,686
    400     Emisphere Technologies, Inc.*...       2,192
    600     Enzo Biochem, Inc.*.............      10,746
    600     Epix Medical, Inc.*.............       9,768
  1,700     Immunomedics, Inc.*.............       7,752
  1,400     Indevus Pharmaceuticals,
              Inc. .........................       8,246
  1,900     Isis Pharmaceuticals, Inc.*.....      12,350
    600     Neose Technologies, Inc.*.......       5,520
    800     Neurogen Corp.*.................       6,729
  1,200     NPS Pharmaceuticals, Inc.*......      36,888
    900     Pain Therapeutics, Inc.*........       6,255
    700     Penwest Pharmaceuticals Co.*....      12,096
  3,400     Protein Design Labs, Inc.*......      60,860
  1,600     SciClone Pharmaceuticals,
              Inc. .........................      10,848
  2,800     Sepracor, Inc.*.................      67,004
  1,700     Tularik, Inc.*..................      27,455
    600     United Therapeutics Corp.*......      13,770
  2,600     Vertex Pharmaceuticals, Inc.*...      26,598
  2,900     XOMA, Ltd.*.....................      19,140
                                              ----------
                                                 566,336
                                              ----------
            DURABLES -- 0.7%
  2,100     Maytag Corp. ...................      58,485
    400     National R.V. Holdings, Inc.*...       3,980
                                              ----------
                                                  62,465
                                              ----------
            ELECTRIC UTILITIES -- 2.5%
  7,600     CenterPoint Energy, Inc. .......      73,644
    200     CH Energy Group, Inc. ..........       9,380
  2,700     DTE Energy Co. .................     106,380

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE TRUST
AXA ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- DECEMBER 31, 2003
--------------------------------------------------------------------------------

 SHARES                                         VALUE
---------                                     ----------
            COMMON STOCKS (CONTINUED)
            ELECTRIC UTILITIES (CONTINUED)
  1,500     Energy East Corp. ..............  $   33,600
    400     Hawaiian Electric Industries,
              Inc. .........................      18,948
                                              ----------
                                                 241,952
                                              ----------
            FINANCIAL INVESTMENTS -- 1.2%
  1,600     Macrovision Corp.*..............      36,144
  1,000     Panera Bread Co., Class A*......      39,530
  1,200     Rambus, Inc.*...................      36,840
                                              ----------
                                                 112,514
                                              ----------
            FOOD -- 0.7%
    200     Alico, Inc. ....................       6,952
    200     Bridgford Foods Corp. ..........       1,570
    200     Coca-Cola Bottling Co. .........      10,698
    400     Interstate Bakeries Corp. ......       5,692
    100     Pilgrim's Pride Corp., Class
              B.............................       1,633
  1,100     Tootsie Roll Industries,
              Inc. .........................      39,600
                                              ----------
                                                  66,145
                                              ----------
            HEALTH -- 3.6%
    400     Alliance Imaging, Inc.*.........       1,480
  1,200     Array BioPharma, Inc.*..........       6,828
  2,800     First Health Group Corp.*.......      54,488
  1,300     LifePoint Hospitals, Inc.*......      38,285
    900     MIM Corp.*......................       6,327
    100     Pediatric Services of America,
              Inc.*.........................         964
  1,600     Province Healthcare Co.*........      25,600
    300     Specialty Laboratories, Inc.*...       5,037
  7,300     Tenet Healthcare Corp.*.........     117,165
  2,000     Triad Hospitals, Inc.*..........      66,540
    500     U.S. Physical Therapy, Inc.*....       7,865
    200     VistaCare, Inc., Class A........       7,030
                                              ----------
                                                 337,609
                                              ----------
            HOUSEHOLD -- 2.0%
  2,500     Herman Miller, Inc. ............      60,675
    800     Leapfrog Enterprises, Inc.*.....      21,224
  2,900     Pactiv Corp.*...................      69,310
    200     Thomas & Betts Corp.*...........       4,578
  1,900     Tupperware Corp. ...............      32,946
                                              ----------
                                                 188,733
                                              ----------
            INSTRUMENTS -- 3.8%
  3,600     Applera Corp. ..................      74,556
    700     Aspect Medical Systems, Inc.*...       7,987
    300     Catapult Communications
              Corp.*........................       4,350
  1,100     Cepheid, Inc.*..................      10,538
    200     Cholestech Corp.*...............       1,526
    900     Ciphergen Biosystems, Inc.*.....      10,116
    600     Conceptus, Inc.*................       6,372
    100     Cyberonics, Inc.*...............       3,201
    200     Cytyc Corp.*....................       2,752
    300     Daxor Corp.*....................       4,425
  1,200     Illumina, Inc.*.................       8,460
    500     Intuitive Surgical, Inc. .......       8,545
    100     Keithley Instruments, Inc. .....       1,830
  1,600     Millipore Corp.*................      68,880
  1,600     Orasure Technologies, Inc.*.....      12,736
  1,200     OrthoLogic Corp.*...............       7,356

 SHARES                                         VALUE
---------                                     ----------
            COMMON STOCKS (CONTINUED)
            INSTRUMENTS (CONTINUED)
    700     Photon Dynamics, Inc.*..........  $   28,168
    700     Possis Medical, Inc.*...........      13,825
  1,000     Regeneration Technologies,
              Inc. .........................      10,960
    400     Therasense, Inc.*...............       8,120
    100     Vascular Solutions, Inc. .......         585
  2,100     Waters Corp.*...................      69,636
                                              ----------
                                                 364,924
                                              ----------
            INSURANCE -- 2.7%
    900     21st Century Insurance Group....      12,375
  1,900     Brown & Brown, Inc. ............      61,959
    963     Citizens, Inc.*.................       9,081
  1,100     Harleysville Group, Inc. .......      21,879
  1,300     Hilb, Rogal & Hamilton Co.*.....      41,691
    500     Infinity Property & Casualty
              Corp. ........................      16,525
    900     U.S.I. Holdings Corp. ..........      11,745
  2,500     Willis Group Holdings, Ltd. ....      85,175
                                              ----------
                                                 260,430
                                              ----------
            IT HARDWARE -- 6.1%
    700     Advanced Energy Industries,
              Inc.*.........................      18,235
  1,200     ANADIGICS, Inc. ................       7,152
  1,100     Artesyn Technologies, Inc.*.....       9,372
  2,000     AVX Corp. ......................      33,240
  2,100     Axcelis Technologies, Inc.*.....      21,462
    500     Celeritek, Inc.*................       3,710
    300     Cohu, Inc. .....................       5,745
  1,800     CommScope, Inc.*................      29,394
  3,600     Comverse Technology, Inc.*......      63,324
    700     Energy Conversion Devices,
              Inc.*.........................       6,321
  1,000     Helix Technology Corp. .........      20,580
    400     Ibis Technology Corp.*..........       4,500
    300     Integrated Circuit Systems,
              Inc.*.........................       8,547
    600     L-3 Communications Holdings,
              Inc.*.........................      30,816
  1,700     LTX Corp. ......................      25,551
    800     Metalink, Ltd. .................       5,600
    500     Micro Linear Corp. .............       2,795
  1,300     Microchip Technology, Inc. .....      43,368
  2,400     Molex, Inc. ....................      83,736
    900     Monolithic System Technology,
              Inc.*.........................       7,695
    900     Pericom Semiconductor Corp.*....       9,594
    900     PLX Technology, Inc. ...........       7,965
  2,500     Power-One, Inc.*................      27,075
  2,000     Semtech Corp.*..................      45,460
  1,600     Technitrol, Inc. ...............      33,184
    800     Vicor Corp.*....................       9,128
    600     Virage Logic Corp.*.............       6,102
    900     White Electronic Designs
              Corp. ........................       7,920
                                              ----------
                                                 577,571
                                              ----------
            LIQUOR & TOBACCO -- 0.2%
    400     Universal Corp. ................      17,668
                                              ----------
            MACHINERY -- 1.5%
    900     Ball Corp. .....................      53,613
    500     C&D Technologies, Inc. .........       9,585
    200     CUNO, Inc.*.....................       9,006
  1,400     FuelCell Energy, Inc.*..........      18,200
    900     Global Power Equipment Group,
              Inc.*.........................       6,012

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE TRUST
AXA ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- DECEMBER 31, 2003
--------------------------------------------------------------------------------

 SHARES                                         VALUE
---------                                     ----------
            COMMON STOCKS (CONTINUED)
            MACHINERY (CONTINUED)
    500     Intevac, Inc.*..................  $    7,055
  1,100     Manitowoc Co. ..................      34,320
    500     Milacron, Inc. .................       2,085
    300     TransTechnology Corp.*..........       1,995
                                              ----------
                                                 141,871
                                              ----------
            MEDIA -- 6.6%
    300     Beasley Broadcast Group, Inc.,
              Class A*......................       4,929
  1,200     Catalina Marketing Corp.*.......      24,192
  1,500     Dow Jones & Co., Inc. ..........      74,775
  1,500     Entercom Communications
              Corp.*........................      79,440
    300     Fisher Communications, Inc.*....      15,300
  1,200     Journal Register Corp.*.........      24,840
  2,000     Lamar Advertising Corp.*........      74,640
    700     McClatchy Co., Class A..........      48,160
  2,500     Metro-Goldwyn-Mayer, Inc.*......      42,725
  1,100     Paxar Corp.*....................      14,740
    800     Pixar, Inc.*....................      55,432
    800     R. H. Donnelley Corp.*..........      31,872
  2,800     Reader's Digest Association,
              Inc. .........................      41,048
    400     Salem Communications Corp.,
              Class A*......................      10,848
  1,000     Scholastic Corp.*...............      34,040
  1,800     Valassis Communications,
              Inc.*.........................      52,830
                                              ----------
                                                 629,811
                                              ----------
            METALS -- 2.1%
    600     A. M. Castle & Co.*.............       4,380
  2,800     Allegheny Technologies, Inc. ...      37,016
  1,500     Apex Silver Mines, Ltd*.........      31,350
  1,000     Lone Star Technologies, Inc.*...      15,980
  2,400     Meridian Gold, Inc.*............      35,064
    700     NS Group, Inc.*.................       6,790
    700     Nucor Corp. ....................      39,200
    800     Texas Industries, Inc. .........      29,600
                                              ----------
                                                 199,380
                                              ----------
            MISCELLANEOUS FINANCIAL -- 1.7%
    200     BlackRock, Inc. ................      10,622
  1,900     Investment Technology Group,
              Inc.*.........................      30,685
  2,000     LaBranche & Co., Inc.*..........      23,340
  1,700     W.P. Stewart & Co., Ltd. .......      36,601
  2,700     Waddell & Reed Financial,
              Inc. .........................      63,342
                                              ----------
                                                 164,590
                                              ----------
            OFFICE MACHINERY -- 1.0%
  7,100     Brocade Communications Systems,
              Inc.*.........................      41,038
    200     Fargo Electronics*..............       2,544
    300     General Binding Corp.*..........       5,400
  2,800     Immersion Corp.*................      16,660
    800     InFocus Corp.*..................       7,744
    500     Interlink Electronics, Inc.*....       3,510
  2,100     Iomega Corp.*...................      12,558
    500     Qualstar Corp.*.................       2,405

 SHARES                                         VALUE
---------                                     ----------
            COMMON STOCKS (CONTINUED)
            OFFICE MACHINERY (CONTINUED)
    500     SCM Microsystems, Inc. .........  $    3,860
    400     SimpleTech, Inc.*...............       2,404
                                              ----------
                                                  98,123
                                              ----------
            OIL -- 0.8%
  1,500     Equitable Resources, Inc. ......      64,380
    500     St. Mary Land & Exploration
              Co. ..........................      14,250
                                              ----------
                                                  78,630
                                              ----------
            OIL DISTRIBUTION -- 1.6%
  8,200     El Paso Corp. ..................      67,158
  1,000     Frontier Oil Corp. .............      17,220
  1,900     Questar Corp. ..................      66,785
                                              ----------
                                                 151,163
                                              ----------
            OIL SERVICES -- 2.0%
  1,300     Cooper Cameron Corp.*...........      60,580
  1,800     Noble Corp.*....................      64,404
  2,800     Rowan Cos., Inc.*...............      64,876
                                              ----------
                                                 189,860
                                              ----------
            OTHER UTILITIES -- 1.3%
    500     Clean Harbors, Inc.*............       4,455
    700     NUI Corp. ......................      11,284
  2,500     Vectren Corp. ..................      61,625
  1,100     Waste Connections, Inc.*........      41,547
                                              ----------
                                                 118,911
                                              ----------
            PAPER -- 2.2%
  1,700     Bowater, Inc. ..................      78,727
    975     Caraustar Industries, Inc.*.....      13,455
    400     Deltic Timber Corp. ............      12,160
  3,000     Plum Creek Timber Co. ..........      91,350
    600     Pope & Talbot, Inc. ............      10,566
                                              ----------
                                                 206,258
                                              ----------
            REAL ESTATE DEVELOPMENT -- 1.2%
  1,300     Forest City Enterprises, Inc.,
              Class A.......................      61,763
  1,200     St. Joe Co. ....................      44,748
    300     Tejon Ranch Co.*................      12,303
                                              ----------
                                                 118,814
                                              ----------
            REAL ESTATE INVESTMENT TRUSTS --
              4.3%
    200     Alexander's, Inc.*..............      24,932
    400     Associated Estates Realty
              Corp. ........................       2,924
    900     Boston Properties, Inc. ........      43,371
  1,800     BRE Properties, Inc., Class A...      60,120
  1,300     Camden Property Trust...........      57,590
  1,900     Cornerstone Realty Income Trust,
              Inc. .........................      16,644
  3,000     Crescent Real Estate Equities
              Co. ..........................      51,390
  1,700     FelCor Lodging Trust, Inc. .....      18,836
    500     Manufactured Home Communities,
              Inc. .........................      18,825
    400     Saul Centers, Inc. .............      11,468
    900     Summit Properties, Inc. ........      21,618
    500     Taubman Centers, Inc. ..........      10,300
  3,500     United Dominion Realty Trust,
              Inc. .........................      67,200
                                              ----------
                                                 405,218
                                              ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE TRUST
AXA ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- DECEMBER 31, 2003
--------------------------------------------------------------------------------

 SHARES                                         VALUE
---------                                     ----------
            COMMON STOCKS (CONTINUED)
            RETAIL -- 7.1%
  1,400     99 Cents Only Stores*...........  $   38,122
    500     A.C. Moore Arts & Crafts,
              Inc.*.........................       9,630
  3,900     Caremark Rx, Inc.*..............      98,788
  2,200     Carmax, Inc.*...................      68,046
  1,300     CDW Corp.*......................      75,088
  5,900     Circuit City Stores, Inc. ......      59,767
  1,100     Copart, Inc.*...................      18,150
    300     Cost Plus, Inc.*................      12,300
    500     Dick's Sporting Goods, Inc.*....      24,330
  2,300     Dillard's, Inc., Class A........      37,858
    600     Great Atlantic & Pacific Tea
              Co.*..........................       5,040
    400     Ingles Markets, Inc., Class A...       4,108
    700     J. Jill Group, Inc.*............       8,897
    400     Kirkland's, Inc. ...............       7,064
    300     Mothers Work, Inc.*.............       7,320
  2,300     Payless ShoeSource, Inc.*.......      30,820
    500     PETCO Animal Supplies, Inc.*....      15,225
    300     Pricesmart, Inc.*...............       1,878
    700     Stein Mart, Inc.*...............       5,768
  1,400     Too, Inc.*......................      23,632
    900     Wet Seal, Inc.*.................       8,901
  1,200     Whole Foods Market, Inc.*.......      80,556
    800     Wilsons The Leather Experts,
              Inc.*.........................       2,792
  3,200     Winn-Dixie Stores, Inc. ........      31,840
                                              ----------
                                                 675,920
                                              ----------
            SERVICES -- 5.0%
  1,600     Charles River Laboratories,
              Inc.*.........................      54,928
  1,800     ChoicePoint, Inc.*..............      68,562
    600     Clark, Inc.*....................      11,544
    900     Coinstar, Inc.*.................      16,254
  1,700     CuraGen Corp.*..................      12,461
    600     Exact Sciences Corp.*...........       6,072
  1,900     Exelixis, Inc.*.................      13,452
    600     Forrester Research, Inc.*.......      10,722
  1,300     Freemarkets, Inc.*..............       8,697
    800     Hewitt Associates, Inc., Class
              A.............................      23,920
    700     Inveresk Research Group,
              Inc. .........................      17,311
    400     Learning Tree International,
              Inc.*.........................       6,956
  1,000     Maxygen, Inc.*..................      10,630
    500     Medical Staffing Network
              Holdings, Inc. ...............       5,475
    300     MTC Technologies, Inc. .........       9,666
    500     NetRatings, Inc.*...............       5,715
    800     On Assignment, Inc.*............       4,168
  1,400     Regeneron Pharmaceuticals,
              Inc.*.........................      20,594
    367     RemedyTemp, Inc., Class A*......       4,004
  3,100     Robert Half International,
              Inc.*.........................      72,354
  2,000     Sotheby's Holdings, Inc., Class
              A*............................      27,320
  1,100     Watson Wyatt & Co. Holdings*....      26,565
  1,100     Weight Watchers International,
              Inc.*.........................      42,207
                                              ----------
                                                 479,577
                                              ----------
            SOAPS & COSMETICS -- 0.4%
    800     Church & Dwight Co., Inc. ......      31,680
  1,200     Playtex Products, Inc.*.........       9,276
                                              ----------
                                                  40,956
                                              ----------

 SHARES                                         VALUE
---------                                     ----------
            COMMON STOCKS (CONTINUED)
            SOFTWARE -- 5.9%
  1,600     ActivCard Corp. ................  $   12,608
    500     BARRA, Inc.*....................      17,745
    500     CCC Information Services Group,
              Inc.*.........................       8,450
    100     Clarus Corp. ...................         721
 18,400     Compuware Corp. ................     111,137
    500     EPIQ Systems, Inc.*.............       8,565
  3,500     Identix, Inc.*..................      15,575
    400     Integral Systems, Inc.*.........       8,608
    471     Interwoven, Inc. ...............       5,953
    800     Kana Software, Inc.*............       2,696
    900     Manhattan Associates, Inc.*.....      24,876
    600     ManTech International Corp.*....      14,970
    800     Mercury Computer Systems,
              Inc.*.........................      19,920
    400     MicroStrategy, Inc. ............      20,992
    500     Nassda Corp.*...................       3,625
  1,100     National Instruments Corp.*.....      50,017
  3,900     Network Associates, Inc.*.......      58,656
  1,000     NYFIX, Inc.*....................       7,950
    700     PC-Tel, Inc. ...................       7,427
    300     PEC Solutions, Inc.*............       5,085
  1,700     Reynolds & Reynolds Co., Class
              A.............................      49,385
  2,800     S1 Corp.*.......................      22,540
    900     SERENA Software, Inc.*..........      16,515
    700     Sohu.com, Inc. .................      21,007
  1,100     THQ, Inc.*......................      18,601
  1,100     TriZetto Group, Inc.*...........       7,095
    300     Verint Systems, Inc. ...........       6,768
  1,300     VitalWorks, Inc.*...............       5,746
    200     Websense, Inc.*.................       5,848
                                              ----------
                                                 559,081
                                              ----------
            TELEPHONE -- 1.7%
  7,100     Cincinnati Bell, Inc.*..........      35,855
    760     Commonwealth Telephone
              Enterprises, Inc.*............      28,690
    300     IDT Corp.*......................       6,645
 11,000     Level 3 Communications, Inc.*...      62,700
    400     LodgeNet Entertainment Corp.*...       7,312
  1,000     Net2Phone, Inc.*................       6,800
  1,000     TALK America Holdings, Inc. ....      11,520
                                              ----------
                                                 159,522
                                              ----------
            TEXTILES -- 1.2%
  1,700     Cintas Corp. ...................      85,221
    400     Gymboree Corp. .................       6,892
    400     OshKosh B'Gosh, Inc., Class A...       8,584
    200     Perry Ellis International,
              Inc.*.........................       5,156
    400     R.G. Barry Corp. ...............       1,756
    800     Skechers U.S.A., Inc.*..........       6,520
    300     Tropical Sportswear
              International Corp.*..........         654
                                              ----------
                                                 114,783
                                              ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE TRUST
AXA ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- DECEMBER 31, 2003
--------------------------------------------------------------------------------

 SHARES                                         VALUE
---------                                     ----------
            COMMON STOCKS (CONTINUED)
            TRANSPORTATION -- 1.0%
  1,200     Heartland Express, Inc. ........  $   29,028
  2,500     Kansas City Southern*...........      35,800
  1,000     Knight Transportation, Inc.*....      25,650
                                              ----------
                                                  90,478
                                              ----------
            TRAVEL & ENTERTAINMENT -- 4.7%
    700     AMC Entertainment, Inc.*........      10,647
    500     California Pizza Kitchen,
              Inc.*.........................      10,065
  1,000     Harrah's Entertainment, Inc. ...      49,770
  3,500     Hilton Hotels Corp. ............      59,955
  1,800     Hollywood Entertainment
              Corp.*........................      24,750
  1,800     Krispy Kreme Doughnuts, Inc.*...      65,880
  1,700     MGM Mirage*.....................      63,937
  3,400     Six Flags, Inc.*................      25,568
  1,500     The Cheesecake Factory, Inc.*...      66,045
  2,000     Westwood One, Inc.*.............      68,420
                                              ----------
                                                 445,037
                                              ----------

 SHARES                                         VALUE
---------                                     ----------
            COMMON STOCKS (CONTINUED)
            WHOLESALE -- 0.8%
  1,600     Accredo Health, Inc.*...........  $   50,576
  1,100     Agilysys, Inc. .................      12,265
    700     Owens & Minor, Inc. ............      15,337
                                              ----------
                                                  78,178
                                              ----------
            TOTAL SECURITIES SOLD SHORT
              (PROCEEDS
              $8,323,271) -- 97.5%..........  $9,274,103
                                              ==========

---------------

*  Non-income producing security.

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE TRUST
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                  AXA ROSENBERG
                                                                    VIT VALUE
                                                                LONG/SHORT EQUITY
                                                                      FUND
                                                                -----------------
ASSETS:
Investments, at cost........................................       $ 7,580,581
                                                                   ===========
Investments, at value.......................................       $ 9,346,732
Deposits with broker for securities sold short..............         9,298,327
Dividends and interest receivable...........................             9,507
Receivable for securities sold short........................            56,045
Receivable for investments sold.............................           102,818
Receivable from Manager.....................................           125,378
                                                                   -----------
     Total Assets...........................................        18,938,807
                                                                   -----------
LIABILITIES:
Securities sold short, proceeds.............................       $ 8,323,271
                                                                   ===========
Securities sold short.......................................       $ 9,274,103
Payable to cover securities sold short......................           104,740
Accrued expenses and other liabilities:
  Distribution fees.........................................             2,158
  Other accrued expenses....................................            49,435
                                                                   -----------
     Total Liabilities......................................         9,430,436
                                                                   -----------
NET ASSETS..................................................       $ 9,508,371
                                                                   ===========
NET ASSETS CONSIST OF:
Capital.....................................................       $ 9,778,188
Accumulated net realized loss on investments and securities
  sold short................................................        (1,085,136)
Net unrealized appreciation on investments and securities
  sold short................................................           815,319
                                                                   -----------
NET ASSETS..................................................       $ 9,508,371
                                                                   ===========
CLASS 2:
Shares Outstanding..........................................           986,489
Net Asset Value, Offering Price and Redemption Price per
  Share.....................................................       $      9.64
                                                                   ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 1, 2003 TO DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                  AXA ROSENBERG
                                                                    VIT VALUE
                                                                LONG/SHORT EQUITY
                                                                      FUND
                                                                -----------------
INVESTMENT INCOME:
  Dividends.................................................       $    78,283
  Interest..................................................            44,030
                                                                   -----------
     Total Investment Income................................           122,313
                                                                   -----------
EXPENSES:
  Manager fees..............................................            88,620
  Distribution fees.........................................            14,706
  Fund accounting fees......................................            50,471
  Legal fees................................................           118,452
  Audit fees................................................            11,280
  Custodian fees............................................             4,309
  Printing fees.............................................            54,436
  Trustees' fees............................................            35,970
  Dividend expense for securities sold short................            58,030
  Other expenses............................................             9,934
                                                                   -----------
     Total expenses before waivers/reimbursements...........           446,208
     Less expenses waived/reimbursed by the Manager.........          (270,681)
                                                                   -----------
     Net Expenses...........................................           175,527
                                                                   -----------
NET INVESTMENT LOSS.........................................           (53,214)
                                                                   -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS AND
  SECURITIES SOLD SHORT
  Net realized losses on investments........................        (1,629,427)
  Net realized gains on securities sold short...............           547,615
  Change in net unrealized appreciation on investments and
     securities sold short..................................           815,319
                                                                   -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
  AND SECURITIES SOLD SHORT.................................          (266,493)
                                                                   -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............       $  (319,707)
                                                                   ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  AXA ROSENBERG
                                                                    VIT VALUE
                                                                LONG/SHORT EQUITY
                                                                      FUND
                                                                -----------------
                                                                 FOR THE PERIOD
                                                                 MAY 1, 2003 TO
                                                                DECEMBER 31, 2003
                                                                -----------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment loss.......................................      $    (53,214)
  Net realized losses on investments and securities sold
     short..................................................        (1,081,812)
  Change in unrealized appreciation on investments and
     securities sold short..................................           815,319
                                                                  ------------
     Change in net assets resulting from operations.........          (319,707)
                                                                  ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................        22,290,931
  Cost of shares redeemed...................................       (12,462,853)
                                                                  ------------
     Change in net assets resulting from capital
      transactions..........................................         9,828,078
                                                                  ------------
Change in net assets........................................         9,508,371
                                                                  ------------
NET ASSETS:
  Beginning of period.......................................                --
                                                                  ------------
  End of period.............................................      $  9,508,371
                                                                  ============
SHARE TRANSACTIONS:
  Shares issued.............................................         2,281,031
  Shares redeemed...........................................        (1,294,542)
                                                                  ------------
Net change in shares........................................           986,489
                                                                  ============

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE TRUST
AXA ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                 FOR THE PERIOD
                                                                 MAY 1, 2003 TO
                                                                DECEMBER 31, 2003
                                                                -----------------
CLASS 2
Net asset value, beginning of period........................         $ 10.00
Investment activities:
  Net investment loss.......................................           (0.05)
  Net realized and unrealized losses on investments and
     securities sold short..................................           (0.31)
                                                                     -------
  Total from investment activities..........................           (0.36)
                                                                     -------
  Net asset value, end of period............................         $  9.64
                                                                     =======
  Total return*.............................................           (3.60)%
RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets at end of period (000).........................         $ 9,508
  Net investment loss net of waivers/reimbursements**.......           (0.90)%
  Expenses before waivers/reimbursements**..................            7.55%
  Expenses net of waivers/reimbursements**..................            2.98%
  Expenses (excluding dividend expense) net of
     waivers/reimbursements**...............................            2.00%
  Portfolio turnover rate...................................          130.89%

---------------

*  Not annualized for periods less than one year.

**  Annualized for periods less than one year.

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003
--------------------------------------------------------------------------------

1. ORGANIZATION. Barr Rosenberg Variable Insurance Trust (the "Trust") was established as a Massachusetts business trust under the laws of Massachusetts on March 2, 1998. The Trust is an open-end diversified management investment company offering one portfolio: AXA Rosenberg VIT Value Long/Short Equity Fund (the "Fund"). The Fund is authorized to issue Class 1 Shares and Class 2 Shares. Each class of shares in the Fund has identical rights and privileges except with respect to fees paid under shareholder service or distribution plans, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares. As of December 31, 2003 Class 1 Shares had not commenced operations.

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with their vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

  Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at the last quoted sale price, or official closing price, on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons under their supervision.

  Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date, with realized gains or losses on the sale of investments determined by using the identified cost method. Dividend income is recorded on the ex-date, net of any non-refundable tax withholdings. Interest income (including amortization of premium and accretion of discount) is recorded as earned.

  Real Estate Investment Trusts

The Fund owns shares of real estate investment trusts ("REITS") which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

  Repurchase Agreements

In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The Fund's repurchase agreements will be fully collateralized by U.S. Government Securities. All collateral is held by the Fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

  Short Sales

The Fund is authorized to engage in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. The potential for losses associated with short positions is much greater than the original value of the Securities Sold Short and may exceed the market value of

BARR ROSENBERG VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003 -- (CONTINUED)
--------------------------------------------------------------------------------

Securities Sold Short recorded in the Statement of Assets and Liabilities. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government Securities and/or securities held long to sufficiently cover its short position on a daily basis. The collateral for the securities sold short include the deposits with broker as shown in the Statement of Assets and Liabilities and the securities held long as shown in the Schedule of Portfolio Investments.

  Expense, Investment Income and Gain/Loss Allocation

Expenses directly attributable to a class are charged to that class. The investment income and expenses of the Fund (other than class specific expenses charged to a class) and realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned, or expenses and realized and unrealized gains and losses are incurred.

  Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions are made annually on a tax basis, which may differ, from accounting principles generally accepted in the United States of America. These differences are primarily due to wash sale transactions for tax purposes.

  Reclassifications

Permanent book and tax basis differences will result in reclassifications to capital accounts such as net operating losses, nondeductible organizational costs and expiration of net capital loss carry forwards. As of December 31, 2003, the following reclassifications have been made to increase/(decrease) such accounts with offsetting adjustments made to capital:

                                                                                 ACCUMULATED NET
                                                                                    REALIZED
                                                           ACCUMULATED NET      GAINS/(LOSSES) ON
                                                             INVESTMENT          INVESTMENTS AND
                                                            INCOME/(LOSS)     SECURITIES SOLD SHORT
                                                           ---------------    ---------------------
AXA Rosenberg VIT Value Long/Short Equity Fund...........      $53,214               $(3,324)

  Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

3. MANAGEMENT, ADMINISTRATION, FUND ACCOUNTING, DISTRIBUTION AND SHAREHOLDER SERVICE AGREEMENTS. AXA Rosenberg Investment Management LLC (the "Manager") provides advisory and management services to the Fund under a separate management contract. The Manager is entitled to a fee, computed daily and paid monthly, at the annual rate of 1.50% for the Fund's average net assets. The Manager has contractually agreed to maintain an operating expense ratio of 1.75% for Class 1 and 2.00% for Class 2 of the Fund's average net assets, exclusive of the dividend expense on short sales and Shareholder Service Fees.

Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that, from time to time through the next three fiscal years, the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. As of the period ended December 31, 2003, any reimbursement that may potentially be made by the Fund, expired January 30, 2004, (please see footnote 6 for a description of changes to the Trust implemented on January 30, 2004).

BISYS Fund Services Ohio, Inc. ("BISYS" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's administrator and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fund level fee, computed daily and paid monthly, based upon the following schedule: 0.00% of average net assets from $0 to $25 million, 0.09% of average net assets from $25 million to $500 million, 0.07% on the next $500 million of average net assets, and 0.04% of average net assets over $1 billion.

BARR ROSENBERG VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003 -- (CONTINUED)
--------------------------------------------------------------------------------

BISYS also serves the Fund as fund accountant and transfer agent. Under the terms of separate agreements, BISYS is entitled to receive a fixed fee per fund for accounting and a per account fee, subject to a minimum charge, for transfer agent services.

The Trust has adopted a Distribution and Shareholder Service Plan for its Class 2 Shares pursuant to Rule 12b-1 under the 1940 Act. The Class 2 Shares of the Fund are sold on a continuous basis by the Trust's Distributor, Barr Rosenberg Funds Distributor, Inc. (the "Distributor"), an indirect wholly-owned subsidiary of The BISYS Group, Inc. Under the Distribution and Shareholder Service Plan, the Fund pays the Distributor for expenses primarily intended to result in the sale of the Class 2 Shares. The annual Distribution and Shareholder Service Fee consists of up to 0.25% of the respective average daily net assets of the Class 2 Shares.

Certain officers and a Trustee of the Trust are affiliated with the Manager or Administrator. The Trust does not pay any compensation to officers or Trustees of the Trust, other than those Trustees who are not interested persons of the Trust or Manager. For the year ended December 31, 2003, each Independent Trustee received a retainer of $7,590, plus additional fees for each meeting attended.

4. SECURITY PURCHASES AND SALES. For the period ended December 31, 2003, purchases and sales of securities (excluding short-term securities) were as follows:

                                                               PURCHASES        SALES
                                                              -----------    -----------
AXA Rosenberg VIT Value Long/Short Equity Fund..............  $17,668,280    $10,631,431

5. FEDERAL INCOME TAXES. As of December 31, 2003 the following is the net capital loss carry forward, which is available to offset future realized gains.

                                                              EXPIRES 2011     TOTAL
                                                              ------------    --------
AXA Rosenberg VIT Value Long/Short Equity Fund..............    $617,013      $617,013

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the period ended December 31, 2003, the Fund deferred to January 1, 2004 post October capital losses of:

AXA Rosenberg VIT Value Long/Short Equity Fund..............    $432,775

For the period ended December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

                              UNDISTRIBUTED   UNDISTRIBUTED                 ACCUMULATED                      TOTAL
                                ORDINARY        LONG-TERM     ACCUMULATED   CAPITAL AND     UNREALIZED    ACCUMULATED
                                 INCOME       CAPITAL GAINS    EARNINGS     OTHER LOSSES   APPRECIATION     LOSSES
                              -------------   -------------   -----------   ------------   ------------   -----------
AXA Rosenberg VIT Value
  Long/ Short Equity Fund...       $--             $--            $--       $(1,049,788)     $779,971      $(269,817)

The differences between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments, the difference between book and tax amortization methods for premium and market discount, the realization for tax purposes of unrealized gains/(losses) on the return of capital adjustments from REITS.

6. SUBSEQUENT EVENTS. In December 2003, the Trust's Board of Trustees and the Fund's majority shareholder approved, among other matters: (i) the appointment of Charles Schwab Investment Management Inc. ("CSIM") as the Investment Advisor to the AXA Rosenberg VIT Value Long/Short Equity Fund (the "Fund"); (ii) the appointment of AXA Rosenberg Investment Management LLC ("AXA Rosenberg") as the day-to-day portfolio manager of the Fund through a sub-advisory relationship; and (iii) certain changes to the Board of Trustees. These new arrangements were implemented on January 30, 2004, and in connection with CSIM's new role, the Fund was re-branded the Laudus Rosenberg VIT Value Long/Short Equity Fund. There was no change to the Fund's investment strategy, which utilizes AXA Rosenberg's proprietary stock selection and risk models to identify potential holdings and build portfolios. The same team at AXA Rosenberg is still responsible for overseeing the investment process and ensuring its consistent application to the Fund. An Information Statement providing additional details about such matters was sent to shareholders of the Fund in December 2003. Also implemented on January 30, 2004 was a change in the name of the distributor to "Laudus Distributor, Inc." It is anticipated that the Trust will change its name to the "Laudus Variable Insurance Trust" on March 30, 2004.

                         REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Barr Rosenberg Variable Insurance Trust:

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of Portfolio Investments and schedule of securities sold short, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AXA Rosenberg VIT Value Long/Short Equity Fund (hereafter referred to as the 'Fund') at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the period from May 1, 2003 (commencement of operations) through December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities as December 31, 2003 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

San Francisco, California
February 13, 2004

        TRUSTEES AND OFFICERS OF BARR ROSENBERG VARIABLE INSURANCE TRUST
                           (AS OF DECEMBER 31, 2003)

NAME, ADDRESS* AND AGE OF TRUSTEE                                     NUMBER OF PORTFOLIOS         OTHER
       (TERM OF OFFICE AND             PRINCIPAL OCCUPATION(S)          IN FUND COMPLEX        DIRECTORSHIPS
    LENGTH OF TIME SERVED**)             DURING PAST 5 YEARS          OVERSEEN BY TRUSTEE     HELD BY TRUSTEE
---------------------------------      -----------------------        --------------------    ---------------
INTERESTED TRUSTEE
Kenneth Reid#, 54 (15 years)....   Global Chief Investment                    12                  None
                                   Officer, AXA Rosenberg
                                   Investment Management LLC,
                                   January 1999 to present;
                                   General Partner and Director of
                                   Research, Rosenberg
                                   Institutional Equity
                                   Management, June 1986 to
                                   December 1998.

DISINTERESTED TRUSTEES
Nils H. Hakansson+, 67 (14
  years)........................   Sylvan C. Coleman Professor of             12                  None
                                   Finance and Accounting, Haas
                                   School of Business, University
                                   of California, Berkeley, July
                                   1969 to present.
Dwight M. Jaffee+, 61 (5
  years)........................   Professor of Finance and Real              12                  None
                                   Estate, Haas School of
                                   Business, University of
                                   California, Berkeley, July 1991
                                   to present.
William F. Sharpe+, 70 (15
  years)........................   STANCO 25 Professor of Finance             12                  None
                                   Emeritus, Stanford University,
                                   September 1999 to present;
                                   STANCO 25 Professor of Finance,
                                   Stanford University, September
                                   1995 to September 1999;
                                   Chairman, Financial Engines
                                   Incorporated (online investment
                                   advice), March 1996 to 2003.

---------------

* The mailing address of each of the Trustees is c/o Barr Rosenberg Variable Insurance Trust, 3435 Stelzer Road, Columbus, OH 43219.

**  There is no stated term of office for the Trustees of the Trust.

# Dr. Reid is an "interested person," as defined in the 1940 Act, due to his position as Global Chief Investment Officer of AXA Rosenberg Investment Management LLC, the investment adviser to the Fund.

+  Member of the Audit Committee.

                OFFICERS OF BARR ROSENBERG VARIABLE INSURANCE TRUST

     NAME AND ADDRESS*                                                PRINCIPAL OCCUPATION(S)
           (AGE)              POSITION WITH THE TRUST                   DURING PAST 5 YEARS
     -----------------        -----------------------                 -----------------------
Sara Donaldson (44).........  Clerk                      U.S. Compliance Director, AXA Rosenberg Global
                                                         Services LLC, January 2003 to present; Global
                                                         Services Coordinator and Paralegal, AXA Rosenberg
                                                         Global Services LLC, January 1999 to January
                                                         2003; Paralegal, Barr Rosenberg Investment
                                                         Management, September 1997 to December 1998;
                                                         Director of Marketing, MIG Realty Advisors,
                                                         January 1996 to September 1997; Vice President,
                                                         Liquidity Financial Advisors, May 1985 to January
                                                         1996.
Elizabeth Lawrence (40).....  Vice President             Senior Vice President, BISYS Fund Services, 2001
                                                         to present; Vice President and Senior Manager,
                                                         Client Services and Operations, PFPC, Inc., 1999
                                                         to 2001; Director of Client Services, PFPC, Inc.,
                                                         1997 to 1999.
Ryan Louvar (31)............  Clerk                      Counsel of Legal Services, BISYS Fund Services,
                                                         2000 to present; Attorney, Hill, Farrer & Burrill
                                                         LLP, 1999 to 2000; Attorney, Knapp Petersen &
                                                         Clarke, PC, 1997 to 1999.
Edward H. Lyman (60)........  President                  President, AXA Rosenberg Group LLC, May 2002 to
                                                         present; Chief Operating Officer, AXA Rosenberg
                                                         Group LLC, January 1999 to April 2002; Chief
                                                         Executive Officer, AXA Rosenberg Global Services
                                                         LLC, January 1999 to April 2002; Executive Vice
                                                         President, Barr Rosenberg Investment Management,
                                                         Inc. and General Counsel to the Rosenberg Group
                                                         of companies, 1990 to present.
Thomas Mead (56)............  Vice President             Global Research Director, Barr Rosenberg Research
                                                         Center LLC, May 2002 to present; Deputy Director,
                                                         Barr Rosenberg Research Center LLC, January 1999
                                                         to April 2002; Director, Strategy Implementation,
                                                         Rosenberg Institutional Equity Management,
                                                         January 1994 to December 1998.
Alaina V. Metz (37).........  Assistant Clerk            Chief Administrative Officer, BISYS Fund
                                                         Services, 1995 to present.
Heidi Khashabi Ridley
  (35)......................  Vice President             Managing Director, AXA Rosenberg Group LLC,
                                                         January 2003 to present; Senior Vice President,
                                                         Wells Fargo Funds Management Group LLC, April
                                                         2001 to January 2003; Managing Director &
                                                         Principal, Montgomery Asset Management LLC, May
                                                         1992 to April 2001.

     NAME AND ADDRESS*                                                PRINCIPAL OCCUPATION(S)
           (AGE)              POSITION WITH THE TRUST                   DURING PAST 5 YEARS
     -----------------        -----------------------                 -----------------------
Richard L. Saalfeld (60)....  Vice President             Managing Director of Strategic Business
                                                         Development, AXA Rosenberg Investment Management
                                                         LLC, January 2003 to present; President and Chief
                                                         Executive Officer, AXA Rosenberg Mutual Funds, a
                                                         division of AXA Rosenberg Investment Management
                                                         LLC, January 1999 to December 2002, President and
                                                         Chief Executive Officer of mutual fund unit of
                                                         Rosenberg Institutional Equity Management, June
                                                         1996 to December 1998.
Troy Sheets (32)............  Chief Financial Officer    Vice President of Financial Services, BISYS Fund
                                                         Services, 2002 to present; Senior Manager, KPMG
                                                         LLP, 1993 to 2002.

---------------

* The mailing address of each of the officers is c/o Barr Rosenberg Variable Insurance Trust, 3435 Stelzer Road, Columbus, OH 43219.

     The principal occupations of the Officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

     THE TRUSTEES AND OFFICERS OF THE TRUST WERE RECONSTITUTED EFFECTIVE JANUARY 30, 2004. THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION INCLUDES INFORMATION ABOUT THE TRUST'S CURRENT TRUSTEES AND OFFICERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST, BY CALLING 1-866-4-LAUDUS.

                      (This page intentionally left blank)

                    BARR ROSENBERG VARIABLE INSURANCE TRUST

ADVISER
AXA Rosenberg Investment Management LLC
Four Orinda Way, Building E
Orinda, California 94563

ADMINISTRATOR, TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

DISTRIBUTOR
Barr Rosenberg Funds Distributor, Inc.
c/o BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIANS OF FUNDS
Custodial Trust Company
101 Carnegie Center
Princeton, New Jersey 08540

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, California 94105

COUNSEL
Ropes & Gray
One International Place
Boston, Massachusetts 02110

This report is for the information of the shareholders of Barr Rosenberg Variable Insurance Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.

2004-453-BAR
                                                            [AXA ROSENBERG LOGO]
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ITEM 2. CODE OF ETHICS.

          Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

          THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS EXHIBIT 11
          (a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                    (i) Has at least one audit committee financial expert serving on its audit committee; or

                    (ii) Does not have an audit committee financial expert
                         serving on its audit committee.

               (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                    (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

               (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

3(A)(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS NILS H. HAKANSSON, WHO IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

                              2002: NA 2003:$16,000

          (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

                               2002:NA 2003:$2,000

          The fees for 2003 relate to the review of tax provisions.

          (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

                               2002:NA 2003:$3,500

         Fees for 2003 relate to the preparation of the registrant's tax return.

          (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

                                 2002:NA 2003:$0

          (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

               Registrant's Audit Committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Fund by the Auditor, including the fees therefore and has not adopted pre-approval policies and procedures as described in Rule 2-01(c)(7)(i)(B) of Reg. S-X.

               (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

                                 2002:NA 2003:0%

          (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.
                                 Not Applicable

          (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

                           2002:$229,659 2003:$259,516

          (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily

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portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

          (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

          (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

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(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

          (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

          (a) (1)Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

          (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

          (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.

          (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Barr Rosenberg Variable Insurance Trust

By (Signature and Title)* /s/ Troy A. Sheets           Troy A. Sheets, CFO
                          ------------------------------------------------------

Date March 5, 2004

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Troy A. Sheets           Troy A. Sheets, CFO
                          ------------------------------------------------------

Date March 5, 2004

By (Signature and Title)* /s/ Jana D. Thompson     Jana D. Thompson, President
                          ------------------------------------------------------

Date March 5, 2004

* Print the name and title of each signing officer under his or her signature.